Pension benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of consolidated balance sheet position
Consolidated Balance Sheet position

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Accrued pension liabilities - Non-current liabilities	4	6
Less: Deferred tax (Asset)	(1)	(2)
Shareholders' equity	3	4

Schedule of annual pension cost
Annual pension cost
We record pension costs in the period during which the services are rendered by the employees.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Service cost	2	1	2	7
Interest cost on prior years’ benefit obligation	1	—	2	3
Gross pension cost for the year	3	1	4	10
Expected return on plan assets	(1)	—	(1)	(4)
Net pension cost for the year	2	1	3	6
Social security cost	—	—	—	1
Amortization of actuarial gains/losses	—	—	—	1
Impact of settlement/curtailment funded status	—	—	(1)	(1)
Total net pension cost	2	1	2	7

Schedule of funded status of the defined benefit plan
The funded status of the defined benefit plan

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Projected benefit obligations at end of period	37	38
Plan assets at market value	(33)	(33)
Accrued pension liability exclusive social security	4	5
Social security related to pension obligations	—	1
Accrued pension liabilities	4	6

Change in projected benefit obligations
Change in projected benefit obligations

	Successor	Predecessor
(In $ millions)	December 31, 2018	June 30, 2018	December 31, 2017
Projected benefit obligations at beginning of period	36	38	60
Interest cost	1	—	2
Service cost	1	1	2
Benefits paid	(1)	(1)	(2)
Change in unrecognized actuarial gain	2	(2)	(3)
Settlement	—	—	(24)
Foreign currency translations	(2)	—	3
Projected benefit obligations at end of period	37	36	38

Change in pension plan assets
Change in pension plan assets

	Successor	Predecessor
(In $ millions)	December 31, 2018	June 30, 2018	December 31, 2017
Fair value of plan assets at beginning of year	33	33	58
Estimated return	1	—	1
Contribution by employer	—	2	1
Administration charges	—	—	—
Benefits paid	(1)	(1)	(2)
Actuarial gain	2	(1)	(5)
Settlement	—	—	(23)
Foreign currency translations	(2)	—	3
Fair value of plan assets at end of year	33	33	33

Schedule of assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations

	Successor	Predecessor
	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Rate of compensation increase at the end of year	2.75%	2.50%	2.50%	2.50%
Discount rate at the end of year	2.60%	2.40%	2.40%	2.10%
Prescribed pension index factor	2.00%	2.00%	1.50%	1.20%
Expected return on plan assets for the year	2.60%	2.40%	2.40%	3.00%
Employee turnover	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	2.25%	2.25%	2.25%

Schedule of weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:

Pension benefit plan assets

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Equity securities	12.7%	10.6%
Debt securities	70.0%	66.1%
Real estate	9.9%	8.8%
Money market	6.9%	13.5%
Other	0.5%	1.0%
Total	100.0%	100.0%

Schedule of expected annual pension plan contributions
The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2019-2028. The expected payments are based on the assumptions used to measure our obligations at December 31, 2018 and include estimated future employee services.

(In $ millions)	December 31, 2018
2019	2
2020	2
2021	2
2022	3
2023	3
2024-2028	13
Total payments expected during the next 10 years	25